Summary Of Significant Accounting Policies - Additional Information (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Federal depository insurance coverage	$ 250,000	$ 250,000
IPO And Private Placement [Member]
Class of warrants to purchase common stock		24,137,500